INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Acquired
The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Costs:
Courseware license	211,433	214,087	30,752
Franchise agreements	61,151	62,158	8,928
Student base	97,239	116,828	16,781
Trademarks	49,705	50,338	7,231
Purchased software	21,309	26,514	3,808
Teaching course materials	14,022	21,115	3,033
Licensed c opyright	—	2,840	408
	454,859	493,880	70,941
Accumulated amortization:
Courseware license	(74,002)	(89,094)	(12,798)
Franchise agreements	(60,937)	(61,221)	(8,794)
Student base	(94,480)	(99,101)	(14,235)
Trademarks	(16,984)	(20,572)	(2,955)
Purchased software	(6,008)	(7,644)	(1,098)
Teaching course materials	(4,391)	(5,902)	(847)
Licensed co pyright	—	—	—
	(256,802)	(283,534)	(40,727)
Net carrying amount	198,057	210,346	30,214